Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2.    Summary of Significant Accounting Policies

Basis of Presentation and Principles of Consolidation

The consolidated financial statements include the accounts of the Company and our wholly owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation. The Company prepares its consolidated financial statements in conformity with U.S. GAAP and Securities and Exchange Commission regulations. In the opinion of management, all adjustments considered necessary for a fair presentation have been included.

Any reference in these notes to applicable guidance is meant to refer to the authoritative U.S. GAAP as found in the Accounting Standards Codification (“ASC”) and an Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”).

Certain prior period balances have been reclassified to conform to the current period presentation in the audited consolidated financial statements and the accompanying notes.

All dollar and share amounts are in thousands, except per share amounts, unless otherwise noted. Share and per share amounts are presented on a post-conversion basis for all periods presented, unless otherwise specified.

Emerging Growth Company and Smaller Reporting Company Status

We are an “emerging growth company,” as defined in Section 2(a) of the Securities Act and have elected to take advantage of the benefits of the extended transition period for new or revised financial accounting standards. We expect to remain an emerging growth company at least through June 30, 2022 and expect to continue to take advantage of the benefits of the extended transition period, although we may decide to early adopt such new or revised accounting standards to the extent permitted by such standards. We expect to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and non-public companies until the earlier of the date we (i) are no longer an emerging growth company or (ii) affirmatively and irrevocably opt out of the extended transition period provided in the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”). This may make it difficult or impossible to compare our financial results with the financial results of another public company that is either not an emerging growth company or is an emerging growth company that has chosen not to take advantage of the extended transition period exemptions because of the potential differences in accounting standards used.

In addition, we intend to rely on the other exemptions and reduced reporting requirements provided by the JOBS Act. Subject to certain conditions set forth in the JOBS Act, if, as an emerging growth company, we intend to rely on such exemptions, we are not required to, among other things: (a) provide an auditor’s attestation report on our system of internal control over financial reporting pursuant to Section 404(b) of the Sarbanes-Oxley Act; (b) provide all of the compensation disclosure that may be required of non-emerging growth public companies under the Dodd-Frank Wall Street Reform and Consumer Protection Act; (c) comply with any requirement that may be adopted by the Public Company Accounting Oversight Board regarding mandatory audit firm rotation or a supplement to the auditor’s report providing additional information about the audit and the financial statements (auditor discussion and analysis); and (d) disclose certain executive compensation-related items such as the correlation between executive compensation and performance and comparisons of the Chief Executive Officer’s compensation to median employee compensation.

We will remain an emerging growth company under the JOBS Act until the earliest of (a) December 31, 2026, (b) the last date of our fiscal year in which we have total annual gross revenue of at least $1.07 billion, (c) the date on which we are deemed to be a “large accelerated filer” under the rules of the SEC with at least $700.0 million of outstanding securities held by non-affiliates or (d) the date on which we have issued more than $1.0 billion in non-convertible debt securities during the previous three years.

We are also a “smaller reporting company” as defined in the Exchange Act. We may continue to be a smaller reporting company even after we are no longer an emerging growth company. We may take advantage of certain of the scaled disclosures available to smaller reporting companies and will be able to take advantage of these scaled disclosures for so long as the market value of our voting and non-voting Common Stock held by non-affiliates is less than $250.0 million measured on the last business day of our second fiscal quarter, or our annual revenue is less than $100.0 million during the most recently completed fiscal year and the market value of our voting and non-voting Common Stock held by non-affiliates is less than $700.0 million measured on the last business day of our second fiscal quarter.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in its consolidated financial statements and accompanying notes. Actual results could differ from those estimates. Significant management estimates include those with respect to allowance for doubtful accounts, reserves for inventory obsolescence, the recoverability of long-lived assets, intangibles and goodwill and the estimated value of our warrant liabilities and conversion option liability.

Prior to the Merger, the fair value of the Company’s Common Stock was determined using valuation methodologies in accordance with the framework of the American Institute of Certified Public Accountants Technical Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation. The Company granted stock options at exercise prices not less than the fair value of its common stock, as determined based on a number of objective and subjective factors, including external market conditions affecting the Company’s industry sector and the prices at which the Company sold shares of preferred stock, the superior rights and preferences of securities senior to the Company’s common stock at the time, and the likelihood of a public offering or sale of the Company. Significant changes to the key assumptions used in the valuations could result in different fair values of common stock and other equity instruments at each valuation date.

Cash and Cash Equivalents

We consider all short-term, highly liquid investments with maturities of 90 days or less at acquisition date to be cash equivalents.

Marketable Securities

We classify our investment securities as available-for-sale on the date of purchase. The securities are recorded at their fair value with the unrealized gains and losses, net of tax effect, recorded in other comprehensive income and loss. Realized gains and losses affect income, including the release of previously unrealized gains and losses from other comprehensive income and loss. Premiums and discounts are amortized on the straight-line method. Gains and losses on the sale of securities are determined using the specific-identification method.

Accounts Receivable

Accounts receivable represent amounts owed to us from the sale of harvested produce and grain, soybean meal, soybean oil, soybean flakes, soybean flour, royalties, and licensing of proprietary technology. The carrying value of our receivables represent estimated net realizable values. We generally do not require collateral and estimate any required allowance for doubtful accounts based on historical collection trends, the age of outstanding receivables, and existing economic conditions. If events or changes in circumstances indicate that specific receivable balances may be impaired, further consideration is given to the collectability of those balances and the allowance is recorded accordingly.

Past-due receivable balances are written off when the Company’s internal collection efforts have been unsuccessful in collecting the amounts due. The Company had amounts reserved for doubtful accounts as of December 31, 2021 and 2020, of $414 and $177, respectively.

Derivatives

The Company uses exchange-traded futures to manage price risk of fluctuating Chicago Board of Trade (“CBOT”) prices related to forecasted purchases and sales of soybean and soybean related products in the normal course of business. The Company has master netting agreements with its counterparties which allow for the settlement of contracts in an asset position with contracts in a liability position in the event of default or termination. Further, all of the Company’s derivative contracts are centrally cleared and therefore are cash-settled on a daily basis which results in the derivative contracts having a fair value that approximates zero on a daily basis.

The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and on the type of hedging relationship. All of the Company’s derivatives have not been designated as hedging instruments, and as such, changes in fair value of these derivatives are recognized in earnings immediately.

The Company’s soybean positions are designed to hedge risk related to inventory purchases therefore the gains and losses on soybean instruments are recorded in cost of sales in the consolidated statements of operations. The Company’s meal and oil positions are designed to hedge risk related to sales transactions therefore the gains and losses on meal and oil instruments are recorded in revenues in the consolidated statements of operations.

The Company classifies the cash effects of its derivatives within the “Cash Flows From Operating Activities” section of the consolidated statements of cash flows.

Inventories

Inventories, primarily comprised of dry beans, seeds, grain, soybean meal, soybean oil, soybean flakes, soybean flour, fresh produce, and related packaging materials, are recorded at the lower of cost or net realizable value with cost determined on the first-in, first-out basis. Work in process inventory includes direct costs for land preparation, seed, planting, growing, and maintenance as well as seed provided to contracted seed producers and growers with which we hold a purchase option for, or are required to purchase, the future harvested seeds or grain.

We evaluate inventory balances for obsolescence on a regular basis based on the age of the inventory and our sales forecasts. We also determine the net realizable value of our inventory balances using projected selling prices for our products, market prices for the underlying agricultural markets, the age of products, our anticipated costs, and other factors, and compare those prices with the current weighted average costs of our inventories. If our costs are higher than the net realizable value, a valuation adjustment is recorded.

Certain seed costs associated with products not yet commercialized are expensed to research and development.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful life of the respective assets. Leasehold improvements are depreciated over the shorter of their useful life or remaining term of the lease.

Expenses for repairs and maintenance are expensed as incurred, and upon retirement or sale, the cost and related accumulated depreciation of the disposed assets are removed from the accounts and any resulting gain or loss is recognized in the consolidated statement of operations and comprehensive loss. Depreciation expense has been calculated using the following estimated useful lives:

Furniture and fixtures	5-7 years
Machinery, field and laboratory equipment	5-15 years
Computer equipment	3-5 years
Vehicles	3-7 years
Buildings and building improvements	5-20 years

Long-lived assets are reviewed for impairment whenever, in management’s judgement, conditions indicate a possible loss. Such impairment tests compare estimated undiscounted cash flows with the carrying value of the asset. If an impairment is indicated, the asset is written down to its fair value. The Company did not record any property or equipment impairments for the year ended December 31, 2021 or 2020.

Spare Parts

The Company maintains an inventory of spare parts at its processing plants for repairs and maintenance in the normal course of operations to minimize downtime. The spare parts are recorded at cost and assessed for obsolescence. As the spare parts are primarily composed of critical spares which generally do not turn within 12 months the Company classifies spare parts as a non-current asset and presents them in other assets. As of December 31, 2021 the Company had spare parts of $2,000. The Company did not maintain a spare parts inventory as of December 31, 2020.

Leases

The Company, at the inception of the contract, determines whether a contract is or contains a lease. For leases with terms greater than 12 months, the Company records the related operating or finance right of use asset and lease liability at the present value of lease payments over the lease term. Renewal options are not included in the measurement of the right of use assets and lease liabilities unless the Company is reasonably certain to exercise the optional renewal periods. Some leases also include early termination options, which can be exercised under specific conditions. Additionally, certain leases contain incentives, such as construction allowances from landlords. These incentives reduce the right-of-use asset related to the lease.

Some of the Company’s leases contain rent escalations over the lease term. The Company recognizes expense for operating leases on a straight-line basis over the lease term. The Company recognizes interest expense and depreciation expense for finance leases. Depreciation expense for assets held under finance leases is computed using the straight-line method over the lease term or useful life for leases that contain a transfer of title or reasonably certain purchase option.

Our lease agreements contain variable lease payments for increases in rental payment as a result of indexation, common area maintenance, utility, and maintenance charges. The Company has elected the practical expedient to combine lease and non-lease components for all asset categories. Therefore, the lease payments used to measure the lease liability for these leases include fixed minimum rentals along with fixed non lease component charges. The Company does not have significant residual value guarantees or restrictive covenants in the lease portfolio.

Most of the Company’s leases do not provide a readily available implicit interest rate. Therefore, the Company estimates the incremental borrowing discount rate based on information available at lease commencement. The incremental borrowing rate represents an estimate of the market interest rate the Company would incur at lease commencement to borrow an amount equal to the lease payments on a collateralized basis over the term of a lease.

Goodwill and Intangible Assets

Goodwill, arising from a business combination as the excess of purchase price and related costs over the fair value of identifiable assets acquired and liabilities assumed is not amortized and is subject to an annual impairment test as of December 1, unless events indicate an interim test is required. In performing this impairment test, management will first qualitatively assess indicators of a reporting unit’s fair value. If after completing the qualitative assessment, management believes it is likely that a reporting unit is impaired, a discounted cash flow analysis is prepared to estimate the fair value of the reporting unit.

Critical estimates in the determination of the fair value of each reporting unit include, but are not limited to, future expected cash flows based on estimates of future sales volumes, sales prices, production costs, and discount rates. These estimates generally constitute unobservable Level 3 inputs under the fair value hierarchy. An adjustment to goodwill will be recorded for any goodwill that is determined to be impaired.

Impairment of goodwill is measured as the excess of the carrying amount of goodwill over the fair value of the reporting unit. During the year ended December 31, 2021, the Company evaluated goodwill for impairment using a quantitative assessment for all reporting units concluding that goodwill was not impaired. During the year ended December 31, 2020, the Company used a qualitative assessment for one reporting unit and a quantitative assessment for all other reporting units resulting in a goodwill impairment charge of $4,832. During the year ended December 31, 2019, the Company evaluated goodwill for impairment using a qualitative assessment for all reporting units concluding it was not more likely than not that goodwill was impaired.

Intangible assets consist primarily of customer relationships, trade names, employment agreements, technology licenses, developed or acquired technology, and in-process research and development (“IPRD”). Intangible assets are valued based on the income approach, which utilizes discounted cash flows, or cost buildup. These estimates generally constitute Level 3 inputs under the fair value hierarchy.

IPRD, consisting of seed germplasm, is considered an indefinite-lived intangible asset until the abandonment or completion of the associated research and development efforts. If abandoned, or our projections regarding the costs to complete the research and future revenues and cash flows require adverse revisions, the assets would be impaired. If the activities are completed, a determination is made regarding the useful lives of such assets and methods of amortization. During the year ended December 31, 2021 the associated research and development efforts were completed and the IPRD asset was moved to a definite lived intangible asset and renamed developed technology.

Similar to goodwill, indefinite lived intangible assets are subject to an annual impairment test as of December 1, unless events indicate an interim test is required. During the year ended December 31, 2020, the Company evaluated IPRD for impairment using a qualitative assessment and concluded it was not more likely than not that impairment existed.

In conjunction with business acquisitions, we obtain trade names and permits, enter into employment agreements, and gain access to the distribution channels and customer relationships of the acquired companies. Trade names and permits are amortized over their estimated useful life, which is generally 10 years. Employment agreements are being amortized over the contractual period, which is 2 years. Customer relationships are expected to provide economic benefits to the Company over the amortization period of 15 years and are amortized on a straight-line basis. The amortization period of customer relationships represents management’s best estimate of the expected usage or consumption of the economic benefits of the acquired assets, which is based on our historical experience of customer attrition rates.

Definite lived intangible assets are reviewed for impairment, at the asset group level, whenever, in management’s judgement, impairment indicators are present. At a minimum, we assess all definite lived intangible assets annually for indicators of impairment. When indicators of impairment are present, such an assessment involves estimating undiscounted cash flows over the remaining useful life of the intangible. If the review indicates that undiscounted cash flows are less than the carrying value of the intangible asset, the asset group is written down to fair value, and any impairment is assigned to the assets in the asset group in accordance with the applicable guidance, and a corresponding impairment is recognized in the consolidated statement of operations and comprehensive loss. The Company did not record any definite lived intangible asset impairments for the years ended December 31, 2021, 2020 or 2019.

Debt Issuance Costs

The Company capitalizes costs incurred in connection with new borrowings, the establishment or enhancement of credit facilities and the issuance of debt securities. These costs are amortized as an adjustment to interest expense over the life of the borrowing or term of the credit facility using the effective interest method. Debt issuance costs related to a recognized liability are presented in the balance sheet as a direct reduction from the carrying amount of that liability. The unamortized balance of deferred financing costs shown as a reduction from the carrying amount of the liability was $1,231 and $553 as of December 31, 2021 and 2020, respectively. Amortization of debt issuance costs was $206, $228 and $18 for the years ended December 31, 2021, 2020 and 2019, respectively.

Warrant Liabilities

We account for our Private Placement Warrants, Public Warrants, Notes Payable Warrants, and Convertible Notes Payable Warrants as derivative warrant liabilities in accordance with ASC 815 with the exception of the Notes Payable Warrants issued in connection with the Merger which qualify for equity treatment. Accordingly, we recognize the warrant instruments as liabilities at fair value and adjust the instruments to fair value at each reporting period. The liabilities are subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the change in fair value of warrants in the consolidated statements of operations. The fair value of the Public Warrants is measured based on the closing price of the warrant traded on the NYSE while the Private Placement Warrants and Convertible Notes Payable Warrants issued are estimated at each measurement date using a Black-Scholes option pricing model, Monte Carlo simulation, or the closing price of the Company’s common stock for the Notes Payable Warrants which the holder has the ability to exercise at no cost upon expiration.

Conversion Option Liability

We account for the conversion option on our convertible term loans as a derivative liability in accordance with ASC 815 and therefore recognize the conversion option at fair value and adjust the liability to fair value at each reporting period. The liability is subject to re-measurement at each balance sheet date until exercised or expired, and any change in fair value is recognized in the consolidated statements of operations. The fair value of the conversion option is measured based on a Monte Carlo simulation.

Redeemable Convertible Preferred Stock

Prior to the Merger, the Company recorded shares of redeemable convertible preferred stock at their respective fair values on the dates of issuance, net of issuance costs. The Company applied the guidance in ASC 480-10-S99-3A, Accounting for Redeemable Equity Instruments, and therefore classified all outstanding redeemable convertible preferred stock as temporary equity. The redeemable convertible preferred stock was recorded outside of stockholders’ equity because, in the event of certain deemed liquidation events considered not solely within the Company’s control, such as a merger, acquisition, and sale of all or substantially all of the Company’s assets, the preferred stock would become redeemable at the option of the holders. In the event of a change of control of the Company, proceeds received from the sale of such shares would be distributed in accordance with the liquidation preferences set forth in the Company’s Amended and Restated Certificate of Incorporation then in effect.

All redeemable convertible preferred stock previously classified as temporary equity was retroactively adjusted and reclassified to permanent equity as a result of the Merger. As a result of the Merger, each share of Legacy Benson Hill Preferred Stock that was then issued and outstanding was automatically converted into Legacy Benson Hill Common Stock, such that each converted share of Legacy Benson Hill Preferred Stock was no longer outstanding and ceased to exist. Each share of Legacy Benson Hill Common Stock, including the Legacy Benson Hill Common Stock issued upon conversion of Legacy Benson Hill Preferred Stock, was converted into and exchanged for 1.0754 (“the Exchange Ratio”) shares of New Benson Hill common stock (“New Benson Hill Common Stock”). The Exchange Ratio was established pursuant to the terms of the Merger Agreement.

During the years ended December 31, 2021, 2020 and 2019, Legacy Benson Hill issued shares of Legacy Benson Hill Preferred Stock to new and existing investors for net proceeds of $0, $154,420 and $32,561, respectively.

Fair Value

Assets and liabilities recorded at fair value on a recurring basis on the balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value is defined as the exchange price that would be received for an asset or an exit price that would be paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The authoritative guidance on fair value measurements establishes a three-tier fair value hierarchy for disclosure of fair value measurements as follows:

Level 1 — Observable inputs such as unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset or liability. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

There were no transfers between Level 1, Level 2, or Level 3 of the fair value hierarchy during the periods presented.

Revenue Recognition

The policies described below represent the Company’s policies under ASC 605 and ASC 606 as there were not material changes to the Company’s policies as a result of the adoption on January 1, 2020 with the exception of any changes explicitly outlined.

Product Sales

We recognize revenue on a gross basis for product sales, consisting primarily of harvested produce, processed yellow pea, barley, soybeans, soybean meal, soybean oil, soybean flakes and soybean flour, at the point in time when obligations under the terms of a contract with the customer are satisfied. This generally occurs at the time of transfer of control of the product. In reaching this conclusion, the Company considers several control indicators of the timing of the transfer of control, including significant risks and rewards of ownership, physical possession, and the Company’s right to receive payment. Shipping and handling costs related to contracts with customers for product sales are accounted for as a fulfillment activity and not as a separate performance obligation to customers.

In addition to selling our own farmed produce, we enter into consignment arrangements with produce growers and packers located outside of the U.S. and growers of certain perishable products in the U.S. Within these arrangements, the Company is acting as an agent and earns a stated commission and as such revenue is reported on a net basis representing the commissions earned in the Company’s consolidated statement of operations. For certain of these transactions, the Company is responsible for shipping and handling activities. When that is the case, revenue is recognized for those services as performed.

Sales, use, value-added, and other excise taxes are excluded from the measurement of the transaction price. We generally do not allow a right of return.

The Company’s disaggregated revenue is fully disclosed as revenues by reporting segment (See Note 22—Segment Information for additional information).

Research and Development Expenses

Research and development expenses consist of the costs of performing activities to discover and develop products and to advance our intellectual property. These costs consist primarily of employee-related expenses for personnel who research and develop our products, fees for contractors who support product development and breeding activities, expenses for trait validation, greenhouse and field trial expenses, purchasing materials and supplies for our laboratories, licensing, information technology expenses, and other costs associated with operating our own laboratories. Reimbursements of research and development costs from governmental or other third-party grants are recognized as a reduction of research and development expense. For the years ended December 31, 2021, 2020 and 2019, the Company received grant reimbursement of $479, $1,016 and $1,142, respectively.

Patents

We expense patent costs, including related legal costs, as incurred. Costs to maintain, in-license, and defend patents are recorded as selling, general and administrative expenses on the statements of operations and comprehensive loss. Costs to write and support the research for filing patents are recorded as research and development expenses on the statements of operations and comprehensive loss.

Stock-Based Compensation

We measure all stock options and restricted stock units (“RSUs”) granted to employees and directors based on the fair value on the date of the grant and recognize compensation expense of those awards over the requisite service period, which is generally the vesting period of the respective awards or the derived service period for awards with market performance vesting conditions. We recognize forfeitures of awards as they occur.

We classify stock-based compensation expense in our consolidated statement of operations and comprehensive loss as research and development and selling, general and administrative expenses as this is consistent with the manner in which the award recipient’s payroll costs are classified.

Stock Options

The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option-pricing model. As we recently became a public company and do not have a meaningful trading history for our common stock, we estimate our expected stock volatility based on the historical volatilities of the common stock of comparable publicly traded companies and expect to continue to do so until such time as we have adequate historical data regarding the volatility of our own common stock.

The expected term of our stock options has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options.

The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award from a time period approximately equal to the expected term of the award. Expected dividend yield is zero based on the fact that we have never paid cash dividends and do not expect to pay any cash dividends in the foreseeable future.

Restricted Stock Units

The fair value of restricted stock units (“RSUs”) with only service-based vesting conditions are estimated on the date of grant based on the closing price of the Company’s common stock while the fair value of RSUs with service-based and market performance vesting conditions are estimated on the date of grant using a Monte Carlo simulation. As we recently became a public company and do not have a meaningful trading history for our common stock, we estimate our expected stock volatility based on the historical volatilities of the common stock of comparable publicly traded companies and expect to continue to do so until such time as we have adequate historical data regarding the volatility of our own common stock.

The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award from a time period approximately equal to the expected term of the award. Expected dividend yield is zero based on the fact that we have never paid cash dividends and do not expect to pay any cash dividends in the foreseeable future.

Income Taxes

Income taxes are accounted for using the asset and liability method. Under this method, deferred tax assets and liabilities are determined based on temporary differences between the financial statement basis and tax basis of assets and liabilities and net operating loss and credit carryforwards using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is more likely than not that some portion of the deferred tax assets will not be realized.

When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that some or all of the benefit will more likely than not be realized. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position, as well as consideration of the available facts and circumstances.

Forward Purchase and Sales Contracts

We enter into seed and grain production agreements (“Forward Purchase Contracts”) with seed producers and growers. The seed and grower contracts often require us to pay prices for the seed and grain produced at commodity futures market prices plus a premium. The grower has the option to fix their price with us throughout the term of the agreement. The grower contracts allow for delivery of grain to us at harvest if so specified when the agreement is executed, otherwise delivery occurs on a date that we elect through a specified date of the following year.

We enter into sales contracts with grain and ingredients customers (“Forward Sales Contracts”) for the sale of soybeans, processed soybean products, and processed yellow pea. These sales contracts are for a fixed or determinable quantity at a fixed or determinable price and will be physically settled with the delivery of the underlying product.

We designate all Forward Purchase Contracts and Forward Sales Contracts as normal purchases and normal sales and as a result are exempt from derivative accounting.

Significant Concentrations and Credit Risk

Financial instruments that potentially expose us to concentrations of credit risk consist primarily of cash and cash equivalents, marketable securities, accounts receivable, and Forward Purchase Contracts.

We have cash and cash equivalents and marketable securities at accredited financial institutions and, at times, maintain balances in excess of insured limits but believe such credit risk is minimal. Concentrations of credit risk associated with unsecured accounts receivable may vary between years because of the nature of our business.

Our customers primarily consist of businesses operating in the agriculture industry, including retailers that sell our produce, consumer package goods manufacturers that incorporate our ingredients. For the year ended December 31, 2021, one customer generated greater than 10% of consolidated revenue for a total of $27,493. For the year ended December 31, 2020, one customer generated greater than 10% of consolidated revenue for a total of $15,270. For the year ended December 31, 2019, four customers each generated greater than 10% of consolidated revenue for a total of $38,151.

Foreign Currency Translation

The financial statements for our ex-U.S. operations, primarily comprising licensing arrangements and research and development activities in Brazil and Canada, respectively, are translated to U.S. dollars at current exchange rates. For assets and liabilities, the fiscal year-end rate is used. For revenues, expenses, gains, and losses, an approximation of the average rate for the period is used. Unrealized currency adjustments in the consolidated financial statements are accumulated in equity as a component of accumulated other comprehensive loss.

The Company has entered into a limited number of operation support contracts with vendors with payments denominated in foreign currencies. We are subject to foreign currency transaction gains or losses on our contracts denominated in foreign currencies.

Gains and losses resulting from foreign currency transactions are separately reflected in the consolidated statement of comprehensive loss. To date, foreign currency transaction gains and losses have not been material to our financial statements.

Recently Adopted Accounting Guidance

In December 2019, the FASB issued ASU 2019-12, Income Taxes (“ASU 2019-12”). ASU 2019-12 eliminates certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. ASU 2019-12 is effective for public companies for fiscal years beginning after December 15, 2020, and interim periods therein with early adoption permitted. The Company adopted this ASU in the first quarter of 2021 with no impact to the Company’s financial statements.

Recently Issued Accounting Guidance Not Yet Effective

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (“ASU 2016-13”), which requires measurement and recognition of expected credit losses for financial assets held. ASU 2016-13 is effective for the Company for interim and annual reporting periods beginning after December 15, 2022, and earlier adoption is permitted. We are currently evaluating the impact of the pending adoption of ASU 2016-13 on our consolidated financial statements.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (“ASU 2020-04”). ASU 2020-04 provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. ASU 2020-04 applies only to contracts and hedging relationships that reference the London Interbank Offered Rate (“LIBOR”) or another reference rate expected to be discontinued due to reference rate reform. These amendments are effective immediately and may be applied prospectively to contract modifications made and hedging relationships entered into or evaluated on or before December 31, 2022. We are currently evaluating our contracts and the optional expedients provided by the new standard.

In August 2020, the FASB issued ASU 2020-06, Debt (“ASU 2020-06”). ASU 2020-06 reduces the number of accounting models for convertible debt instruments and convertible preferred stock. For convertible instruments with conversion features that are not required to be accounted for as derivatives under ASC 815, Derivatives and Hedging, or that do not result in substantial premiums accounted for as paid-in capital, the embedded conversion features no longer are separated from the host contract. ASU 2020-06 is effective for public business entities that meet the definition of a Securities and Exchange Commission (“SEC”) filer, excluding entities eligible to be smaller reporting companies as defined by the SEC, for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company is currently evaluating the impact ASU 2020-06 will have on its consolidated financial statements.